Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.9%
Brambles Ltd.	156,559	$2,417,865
Computershare Ltd.	63,856	1,675,203
Qantas Airways Ltd.	172,164	1,216,265
Transurban Group	356,356	3,278,817
		8,588,150
Brazil — 0.2%
Localiza Rent a Car SA	99,371	741,108
WEG SA	168,594	1,327,502
		2,068,610
Canada — 2.9%
CAE Inc.(a)	36,709	1,075,863
Canadian National Railway Co.	63,044	6,568,983
Canadian Pacific Kansas City Ltd.	106,434	8,455,319
Thomson Reuters Corp.	15,325	3,081,768
Waste Connections Inc.	29,637	5,536,303
WSP Global Inc.	14,874	3,034,001
		27,752,237
Chile — 0.1%
Latam Airlines Group SA	21,551,078	436,284
Denmark — 0.9%
AP Moller - Maersk A/S, Class A	293	540,573
AP Moller - Maersk A/S, Class B, NVS(b)	502	933,569
DSV A/S	22,482	5,392,403
Vestas Wind Systems A/S	114,209	1,715,528
		8,582,073
Finland — 0.6%
Kone OYJ, Class B	45,535	2,999,880
Metso OYJ	79,088	1,024,967
Wartsila OYJ Abp	54,683	1,292,398
		5,317,245
France — 7.5%
Airbus SE	70,466	14,741,535
Alstom SA(a)	37,847	883,384
Bouygues SA	21,072	952,975
Bureau Veritas SA	32,738	1,117,423
Cie de Saint-Gobain SA	56,957	6,691,037
Eiffage SA	8,226	1,155,863
Getlink SE	35,976	694,482
Legrand SA	29,838	3,999,144
Safran SA	38,161	12,445,230
Schneider Electric SE	61,699	16,565,252
Teleperformance SE	6,531	634,339
Thales SA	10,096	2,981,092
Vinci SA	57,779	8,520,691
		71,382,447
Germany — 5.5%
Brenntag SE	14,778	979,042
Daimler Truck Holding AG	56,874	2,698,327
Deutsche Post AG, Registered	103,911	4,813,143
GEA Group AG	17,513	1,227,664
MTU Aero Engines AG	6,176	2,743,711
Rheinmetall AG	4,966	10,516,489
Siemens AG, Registered	85,748	22,025,089
Siemens Energy AG(a)	64,687	7,560,677
		52,564,142
Hong Kong — 0.4%
CK Hutchison Holdings Ltd.	307,520	1,893,610
Security	Shares	Value
Hong Kong (continued)
Techtronic Industries Co. Ltd.	147,500	$1,627,510
		3,521,120
Ireland — 0.3%
Kingspan Group PLC	17,718	1,509,739
Ryanair Holdings PLC	61,456	1,743,243
		3,252,982
Italy — 0.5%
Leonardo SpA	46,390	2,617,644
Prysmian SpA	33,731	2,388,128
		5,005,772
Japan — 12.6%
AGC Inc.	24,200	709,924
ANA Holdings Inc.	52,800	1,033,826
Central Japan Railway Co.	118,000	2,637,841
Dai Nippon Printing Co. Ltd.	49,600	752,920
Daifuku Co. Ltd.	43,100	1,108,788
Daikin Industries Ltd.	33,200	3,897,137
East Japan Railway Co.	128,700	2,768,457
FANUC Corp.	107,300	2,912,902
Fujikura Ltd.	30,600	1,609,726
Hankyu Hanshin Holdings Inc.	28,700	780,171
Hitachi Ltd.	522,100	15,174,487
ITOCHU Corp.	164,400	8,608,804
Japan Airlines Co. Ltd.	51,000	1,040,191
Kajima Corp.	51,800	1,351,032
Kintetsu Group Holdings Co. Ltd.	21,500	407,100
Komatsu Ltd.	108,300	3,573,200
Kubota Corp.	118,000	1,330,674
Makita Corp.	31,600	973,215
Marubeni Corp.	189,200	3,813,937
Mitsubishi Corp.	458,500	9,161,692
Mitsubishi Electric Corp.	241,600	5,196,566
Mitsubishi Heavy Industries Ltd.	384,500	9,621,873
Mitsui & Co. Ltd.	331,500	6,755,959
Mitsui OSK Lines Ltd.	41,400	1,382,749
Nidec Corp.	120,600	2,343,630
Nippon Yusen KK	52,400	1,885,087
Obayashi Corp.	80,100	1,213,661
Recruit Holdings Co. Ltd.	178,400	10,491,097
Secom Co. Ltd.	47,800	1,717,210
SG Holdings Co. Ltd.	49,800	554,672
SMC Corp.	6,700	2,401,026
Sumitomo Corp.	138,100	3,563,907
Taisei Corp.	20,100	1,170,635
Tokyu Corp.	71,200	847,004
Toppan Holdings Inc.	35,200	956,279
Toyota Industries Corp.	21,400	2,415,262
Toyota Tsusho Corp.	82,100	1,859,668
West Japan Railway Co.	53,500	1,223,067
Yaskawa Electric Corp.	30,200	682,919
		119,928,295
Mexico — 0.1%
Grupo Carso SAB de CV, Series A1, Class A1	59,716	425,741
Netherlands — 0.6%
IMCD NV	6,773	910,937
Randstad NV	14,147	653,888
Wolters Kluwer NV	27,174	4,544,530
		6,109,355
Norway — 0.2%
Kongsberg Gruppen ASA	49,611	1,923,771

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.2%
Hanwha Aerospace Co. Ltd.	3,682	$2,310,554
Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	21,788	1,514,432
Aena SME SA(c)	83,592	2,231,386
Ferrovial SE	55,922	2,983,032
		6,728,850
Sweden — 3.2%
AddTech AB, Class B	29,801	1,015,962
Alfa Laval AB	32,965	1,388,440
Assa Abloy AB, Class B	112,974	3,531,978
Atlas Copco AB, Class A	291,306	4,709,253
Atlas Copco AB, Class B	177,422	2,525,173
Epiroc AB, Class A	71,803	1,562,422
Epiroc AB, Class B	44,696	856,936
Lifco AB, Class B	24,063	975,197
Nibe Industrier AB, Class B	176,354	752,971
Saab AB, Class B	37,496	2,096,523
Sandvik AB	123,697	2,840,373
Skanska AB, Class B	40,147	935,208
SKF AB, Class B	42,119	967,486
Trelleborg AB, Class B	21,713	808,833
Volvo AB, Class B	180,795	5,087,139
		30,053,894
Switzerland — 2.3%
ABB Ltd., Registered	182,494	10,936,650
Adecco Group AG, Registered	18,879	562,555
Geberit AG, Registered	3,691	2,906,828
Kuehne + Nagel International AG, Registered	6,110	1,323,076
Schindler Holding AG, Participation Certificates, NVS	4,626	1,722,583
Schindler Holding AG, Registered	2,305	837,376
SGS SA	16,935	1,719,506
VAT Group AG(c)	3,124	1,323,739
		21,332,313
United Kingdom — 5.5%
Ashtead Group PLC	49,788	3,192,705
BAE Systems PLC	342,937	8,900,196
Bunzl PLC	37,991	1,210,639
DCC PLC	11,064	718,060
Diploma PLC	15,298	1,026,953
Experian PLC	104,653	5,396,562
IMI PLC	29,199	840,205
Intertek Group PLC	18,183	1,184,414
Melrose Industries PLC	137,527	1,001,634
RELX PLC	211,768	11,477,331
Rentokil Initial PLC	288,126	1,390,141
Rolls-Royce Holdings PLC	969,789	12,852,269
Smiths Group PLC	38,630	1,191,516
Spirax Group PLC	8,554	699,479
Weir Group PLC (The)	30,041	1,027,393
		52,109,497
United States — 54.2%
3M Co.	61,423	9,351,038
A O Smith Corp.	13,579	890,375
Allegion PLC	9,961	1,435,579
AMETEK Inc.	26,336	4,765,763
Automatic Data Processing Inc.	46,393	14,307,601
Axon Enterprise Inc.(a)	8,440	6,987,814
Boeing Co. (The)(a)	86,055	18,031,104
Broadridge Financial Solutions Inc.	13,342	3,242,506
Builders FirstSource Inc.(a)	12,612	1,471,694
Security	Shares	Value
United States (continued)
Carrier Global Corp.	90,997	$6,660,070
Caterpillar Inc.	53,676	20,837,560
CH Robinson Worldwide Inc.	13,732	1,317,585
Cintas Corp.	39,113	8,717,114
Copart Inc.(a)	99,801	4,897,235
CSX Corp.	214,401	6,995,905
Cummins Inc.	15,676	5,133,890
Dayforce Inc.(a)(b)	18,040	999,236
Deere & Co.	28,881	14,685,700
Delta Air Lines Inc.	73,065	3,593,337
Dover Corp.	15,593	2,857,105
Eaton Corp. PLC	44,659	15,942,816
Emerson Electric Co.	64,301	8,573,252
Equifax Inc.	14,174	3,676,310
Expeditors International of Washington Inc.	15,793	1,804,350
Fastenal Co.	130,706	5,489,652
FedEx Corp.	25,346	5,761,399
Fortive Corp.	38,908	2,028,274
GE Vernova Inc.	31,149	16,482,493
Generac Holdings Inc.(a)(b)	6,775	970,248
General Dynamics Corp.	28,918	8,434,224
General Electric Co.	121,708	31,326,422
Honeywell International Inc.	73,349	17,081,515
Howmet Aerospace Inc.(b)	46,183	8,596,042
Hubbell Inc., Class B	6,120	2,499,469
Huntington Ingalls Industries Inc.	4,500	1,086,570
IDEX Corp.	8,657	1,519,910
Illinois Tool Works Inc.	30,453	7,529,504
Ingersoll Rand Inc.(b)	46,033	3,829,025
Jacobs Solutions Inc.	13,900	1,827,155
JB Hunt Transport Services Inc.	9,173	1,317,243
Johnson Controls International PLC	75,500	7,974,310
L3Harris Technologies Inc.	21,472	5,386,037
Leidos Holdings Inc.	15,007	2,367,504
Lennox International Inc.	3,663	2,099,778
Lockheed Martin Corp.	23,887	11,063,025
Masco Corp.	24,411	1,571,092
Nordson Corp.	6,222	1,333,810
Norfolk Southern Corp.	25,818	6,608,633
Northrop Grumman Corp.	15,513	7,756,190
Old Dominion Freight Line Inc.	21,327	3,461,372
Otis Worldwide Corp.	45,383	4,493,825
PACCAR Inc.	59,787	5,683,352
Parker-Hannifin Corp.	14,582	10,185,090
Paychex Inc.	36,540	5,315,108
Paycom Software Inc.	5,343	1,236,370
Pentair PLC	18,808	1,930,829
Quanta Services Inc.	16,831	6,363,465
Ralliant Corp., NVS	12,969	628,883
Republic Services Inc., Class A	23,144	5,707,542
Rockwell Automation Inc.	12,925	4,293,297
Rollins Inc.	32,200	1,816,724
RTX Corp.	151,898	22,180,146
Snap-on Inc.	5,909	1,838,763
Southwest Airlines Co.	65,039	2,109,865
Stanley Black & Decker Inc.	17,558	1,189,555
Textron Inc.	20,587	1,652,930
Trane Technologies PLC	25,453	11,133,397
TransDigm Group Inc.	6,394	9,722,972
Uber Technologies Inc.(a)	238,205	22,224,527
Union Pacific Corp.	68,189	15,688,925
United Airlines Holdings Inc.(a)	37,509	2,986,842

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Industrials ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
United Parcel Service Inc., Class B	83,397	$8,418,093
United Rentals Inc.	7,429	5,597,009
Veralto Corp.	28,095	2,836,190
Verisk Analytics Inc., Class A	16,101	5,015,462
Waste Management Inc.	41,647	9,529,667
Westinghouse Air Brake Technologies Corp.	19,418	4,065,158
WW Grainger Inc.	4,989	5,189,757
Xylem Inc./New York	27,684	3,581,202
		515,190,780
Total Long-Term Investments — 99.4% (Cost: $792,761,768)		944,584,112
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(d)(e)(f)	6,509,017	6,511,621
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	2,710,000	2,710,000
Total Short-Term Securities — 1.0% (Cost: $9,221,621)		9,221,621
Total Investments — 100.4% (Cost: $801,983,389)		953,805,733
Liabilities in Excess of Other Assets — (0.4)%		(4,027,233)
Net Assets — 100.0%		$949,778,500

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,369,848	$—	$(1,858,528)(a)	$301	$—	$6,511,621	6,509,017	$5,857 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	660,000 (a)	—	—	—	2,710,000	2,710,000	27,878	—
				$301	$—	$9,221,621		$33,735	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	3	09/11/25	$593	$8,941
Euro STOXX 50 Index	21	09/19/25	1,318	5,903

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Industrials ETF

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
XAI Industrial Index	21	09/19/25	$3,152	$85,934
				$100,778
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$547,797,423	$396,786,689	$—	$944,584,112
Short-Term Securities
Money Market Funds	9,221,621	—	—	9,221,621
	$557,019,044	$396,786,689	$—	$953,805,733
Derivative Financial Instruments(a)
Assets
Equity Contracts	$91,837	$8,941	$—	$100,778

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares